STOCK-BASED COMPENSATION PLANS - Additional Information (Details) - Stock Options With Associated Net Settlement Rights shares in Thousands	9 Months Ended
Sep. 30, 2026 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share) | $ / shares	$ 23.15
Common shares issued in exercise of other equity instruments (in shares) | shares	257